INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
INTANGIBLE ASSETS AND GOODWILL, NET
11	INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets –

The movement of intangible assets with limited useful life for the years ended December 31, 2022, 2021 and 2020 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	380,413	171,864	95,378	21,100	3,359,995	656,912	22,643	4,708,305	4,293,864	3,804,989
Additions	–	–	–	–	137,672	565,209	789	703,670	532,244	535,241
Acquisition of business	–	–	–	–	4,601	–	2,932	7,533	–	–
Transfers	–	–	–	–	302,849	(302,849)	–	–	–	–
Disposals and others	(6,811)	–	(21,966)	–	(163,026)	(52,059)	(8,411)	(252,273)	(117,803)	(46,366)
Balance as of December 31	373,602	171,864	73,412	21,100	3,642,091	867,213	17,953	5,167,235	4,708,305	4,293,864

Accumulated amortization -
Balance at January 1	291,191	53,540	21,945	21,100	2,398,770	–	8,538	2,795,084	2,475,466	2,138,724
Amortization of the period	15,180	6,948	3,839	–	373,698	–	4,061	403,726	381,794	355,818
Disposals and others	(3,858)	–	(12,960)	–	(134,783)	–	(7,190)	(158,791)	(62,176)	(19,076)
Balance as of December 31	302,513	60,488	12,824	21,100	2,637,685	–	5,409	3,040,019	2,795,084	2,475,466

Net carrying amount	71,089	111,376	60,588	–	1,004,406	867,213	12,544	2,127,216	1,913,221	1,818,398

During 2022, the Group has made disbursements related mainly to the implementation and development of various IT projects such as Cubo - Mis Financiero, Yape, DataLake - Data Vault, IFRS 9 Strategic Tool, Office Banking, Visio Plus, among others. During 2021, the Group has made disbursements related mainly to the implementation and development of various IT projects such as Data Lake - Data Vault, Mobile Banking I14, Telephone Banking by voice call I15 and improvements in Yape, among others. During 2020, the Group has made disbursements related mainly to the implementation and development of various IT projects such as Identify Access Management, Two-way Communication for Fraud alerts, HomeBanking 2.0, among others.

In Management's opinion, as of December 31, 2022, 2021 and 2020, the net book value of intangibles does not exceed their recoverable value.

(i)	Client relationships -

This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	45,262	57,613
Credicorp Capital Holding Chile - Inversiones IMT	15,564	17,679
Ultraserfinco S.A	6,971	10,148
Tenpo	1,483	1,930
Culqi	1,809	1,852
Net carrying amount	71,089	89,222

(ii)	Brand name -

This item consists of the following:

	2022	2021
	S/(000)	S/(000)

MiBanco	111,009	117,670
Culqi	367	654
Net carrying amount	111,376	118,324

(iii)	Fund management contract -

This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Credicorp Capital Colombia	27,620	36,724
Credicorp Capital Holding Chile - Inversiones IMT	30,495	33,717
Ultraserfinco S.A.	2,473	2,992
Net carrying amount	60,588	73,433

Management has assessed at each reporting date that there was no indication that customer relationships, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2022	2021
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
MiBanco Colombia	99,979	124,746
Credicorp Capital Colombia	92,188	114,714
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Wally POS S.A	24,214	–
Tenpo SpA	23,441	24,444
Tenpo Prepago S.A.	13,155	13,719
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	772,213	796,859

The recoverable amount of all of the CGUs has been determined based in the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance of Mibanco Colombia, Credicorp Capital Colombia S.A, Tenpo SPA and Tenpo Technologies SpA. is affected by the volatility effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd. and subsidiaries.

As of December 31, 2022 the group has evaluated the impairment of goodwill by making an estimate based on the information available, concluding that there is no evidence of impairment at said date; therefore, during the twelve - month period ended December 31, 2022, and December 31, 2021, the Group did not record any impairment loss.

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2022 and 2021:

	2022
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	14.30
Prima AFP - AFP Unión Vida	1.60	16.10
Mibanco Colombia	6.00	16.80
Credicorp Capital Colombia	4.80	17.90
Banco de Crédito del Perú	4.60	12.80
Pacífico Seguros (*)	4.60	13.0 and 14.3
Atlantic Security Holding Corporation	2.30	15.20
Tenpo (**)	–	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	–	25.00

	2021
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	11.78
Prima AFP - AFP Unión Vida	1.00	12.62
MiBanco - Colombia	4.00	13.05
Credicorp Capital Colombia	3.80	12.90
Banco de Crédito del Perú	5.00	10.76
Pacífico Seguros (*)	5.00	10.29 and 11.07
Atlantic Security Holding Corporation	2.00	11.00
Tenpo (**)	2.00	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	2.00	25.00

(*)  As of December 31, 2022, and 2021, it comprises to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

(**)  As of December 31,2022, and 2021, it comprises to the discount rates corresponds to the discount rates used to determine the recoverable value of the flows that correspond to the business lines of Tenpo SpA and Tenpo Technologie SpA.

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Growth rates used this year are considering mainly two points of prices adjustments compared to 2021: (1) the update of long-term inflation expectations and (2) the update of businesses growth expectations (this one is the case of the microfinance companies).

Discount rates represent the current market assessment of the specific risks to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors. The discount rates used in 2022 are higher than previous year level. This increase is explained by the update of the discount rates parameters. The biggest adjustments are mainly related to the increase of the free risk discount rate; the difference of inflation between the economies where the analyzed vehicles operate, and United States, and the higher perceived risk in the region (incorporated in the rate as a bigger country risk)

The valuation includes assumptions about several key parameters of the entities. The parameter sensitivity exercises, growth and discount rates mainly, show scenarios in which said value is higher, and some scenarios with a non-material impairment in assets value. We consider that the amounts presented in the financial statements are appropriate and do not require any provision for impairment of our investments, given the accuracy of the assumptions with the information available at this time; considering that the valuation process occurs in an environment of high rates and with no signs of growth contraction.

For entities with high risk of impairment, it is estimated that a change of up to 0.5 percent in the growth rate assumption and up to 0.5 percent in the discount rate assumption by 2022 (maintaining all other assumptions constant) would result in a decrease in the recoverable value of between S/13.0 million and S/45.8 million, which would generate non-material impairment.

The key assumptions described above may change if the conditions of the economy and market change.  As of December 31, 2022 and 2021 the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.